INCOME TAXES - SECURITIZE, INC. AND SUBSIDIARIES (Tables) - Securitize, Inc. and Subsidiaries	3 Months Ended
Mar. 31, 2026
Income Taxes [Line Items]
Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes and the effective income tax rates were as follows:

	Three Months ended March 31,
	2026	2025
Provision for income taxes	$43,008	$82,059
Effective income tax rate	0.55%	0.68%
The components of income/(loss) before provision for/(benefit from) income taxes are:

	For the Year Ended December 31,
	2025	2024
Domestic	$(46,135,563)	$(28,802,994)
Foreign	(2,116,657)	4,606,222
Total income/(loss) before provision for/(benefit from) income taxes	$(48,252,220)	$(24,196,772)
The components of the provision/(benefit) for income taxes are:

	For the Year Ended December 31,
	2025	2024
Current
Federal	$115,909	$—
State	27,538	—
Foreign	59,058	33,173
Total current provision for income taxes	$202,505	$33,173

Deferred
Federal	$52,170	$26,971
State	69,875	30,752
Foreign	—	—
Total deferred provision for income taxes	122,045	57,723
Total provision for income taxes	$324,550	$90,896

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2025 and 2024 is as follows:

	For the Year Ended December 31,
	2025		2024
	Amount	%	Amount	%
U.S. federal statutory income tax rate	$(10,133,228)	(21.00)%	$(5,027,185)	(21.00)%
Domestic Federal
Nontaxable and nondeductible items
Interest disallowed on convertible debt	1,342,776	2.78%	938,724	3.88%
Impairment of Goodwill	865,814	1.79%	630,000	2.60%
Change in fair value of option liability	1,350,510	2.80%	(54,810)	(0.23)%
SAFE Agreement FV Adjustment	994,350	2.06%	19,950	0.08%
Derivatives liability fair value adjustment	2,460,990	5.10%	287,700	1.19%
Stock Compensation Expense	2,365,198	4.90%	63,844	0.26%
Other permanent differences	27,311	0.06%	24,372	0.10%
Cross-border tax laws
Global intangible low-taxed income	268,251	0.56%	969,392	4.01%
Foreign-derived intangible income deduction	(72,750)	(0.15)%	—	—%
Change in valuation allowance	286,132	0.59%	3,147,233	13.01%
State income taxes, net of federal benefit and tax credits	67,727	0.14%	10,005	0.04%
Foreign tax effects
British Virgin Islands
Statutory income tax rate differential	292,158	0.61%	(1,164,116)	(4.81)%
Spain
Statutory income tax rate differential	(25,648)	(0.05)%	(22,658)	(0.09)%
Change in valuation allowance	160,298	0.33%	141,615	0.59%
Other foreign jurisdictions	74,661	0.15%	126,830	0.52%
Total	$324,550	0.67%	$90,896	0.15%
Significant components of the Company’s net deferred tax assets and liabilities as of December 31, 2025 and 2024 are as follows:

	For the Year Ended December 31,
	2025	2024
Deferred tax assets
Net operating losses	$20,730,569	$25,307,036
Capitalized R&D expenses	3,420,867	2,882,250
Capital loss carryforward	2,656,192	188,164
Accruals and reserves	541,238	636,378
Fixed assets	22,502	13,210
Net unrealized losses	1,143,956	—
Other	224,743	178,387
Gross deferred tax asset	28,740,067	29,205,425
Valuation allowance	(28,650,505)	(28,927,292)
Net deferred tax asset	$89,562	$278,133
Deferred tax liabilities
Other	$(99,179)	$(142,650)
Net unrealized gains	—	(76,144)
Intangible assets	(254,017)	(200,928)
Deferred tax liabilities	(353,196)	(419,722)
Net deferred tax liabilities	$(263,634)	$(141,589)

Schedule of Cash Flow, Supplemental Disclosures
The income taxes paid, net of refunds received, for the year ended December 31, 2025 is as follows:

	For the Year Ended December 31,
	2025	2024
Federal (U.S.)	$—	$—
State (U.S.)	—	—
Foreign (total)	59,058	33,173
Total	$59,058	$33,173
A reconciliation of the income taxes paid, net of refunds received, by jurisdiction for the year ended December 31, 2025 is as follows:

	For the Year Ended December 31,
	2025	2024
Israel	$59,058	$33,173
Other jurisdictions	$—	$—